Income Taxes - Schedule of Income Tax Expense (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jun. 28, 2025	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Tax at federal statutory rate					$ 5,496	$ 9,871	$ 13,099
State taxes, net of Federal benefit					2,004	2,618	3,853
Stock-based compensation					879	(2,190)	(1,495)
Federal and state tax credits					(12,724)	(9,064)	(3,983)
Changes in unrecognized tax position					1,383	652	(73)
Acquisition costs and settlements					892	314	1,098
Non-U.S. income (loss) taxed at different statutory tax rates					(377)	(55)	23
Other					721	1,133	(121)
Total income tax (benefit) expense	$ 1,471	$ (1,174)	$ 1,873	$ (1,141)	$ (1,726)	$ 3,279	$ 12,401